Note 2 - Summary Of Significant Accounting Policies (Detail) - Major Categories of Property and Equipment and Depreciable Lives	12 Months Ended
Dec. 31, 2011
Building and Building Improvements [Member]
Property plant and equipment estimated useful lives	7-39 Years
Vehicles [Member]
Property plant and equipment estimated useful lives	5 Years
Machinery and Equipment [Member]
Property plant and equipment estimated useful lives	5-7 Years
Wind Turbines and Substation [Member]
Property plant and equipment estimated useful lives	13-25 Years